Forward Purchase Agreements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 27, 2022	Oct. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of forward option			$ 1,654	$ 0	$ 10,170	$ 0
Proceeds from sale of recycled shares			1,870	$ 0	40	$ 0
Forward option-prepaid forward contracts, net			$ 489		$ 0
Forward Purchase Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of recycled shares			374,005		3,995
Remaining recycled shares			773,400		1,147,405
Initial value of forward option prepaid forward contracts					$ 11,940
Sale of recycled shares amount					41
Change in fair value of forward option			$ 1,654		10,170
Forward option-prepaid forward contracts					$ 1,729
Proceeds from sale of recycled shares			1,870
Proceeds from gain of recycled shares			1,306
Forward option-prepaid forward contracts, net			$ 489
Forward Purchase Agreements [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of consecutive trading days for determining share price		20 days
Volume weighted average price		$ 3
Number of trading days for determining share price		30 days
Forward Purchase Agreements [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Volume weighted average price		$ 2.5
Common Class A [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		10
Common Class A [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 5
Common Class A [Member] | Vellar Prepaid Forward Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	1,151,400	1,173,400
Stock repurchased during period, shares		200,000
Share price		$ 10.37
Payment out of the trust account		$ 14,358
Stock repurchased during period, value		2,074
Reimbursement of legal expense		$ 116